Vessels, Port Terminals and Other Fixed Assets, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Balance	$ 1,898,455
Additions	(104,581)	$ (102,839)	$ (104,112)
Revaluation of vessels due to termination of capital lease obligation	0	0	5,243
Transfers from deposits for vessels, port terminals and other fixed assets	0	49,421	137,357
Transfers to other long-term assets	0	(26)	0
Balance	1,276,514	1,898,455
Cost
Property Plant And Equipment [Line Items]
Balance	2,524,610	2,553,047	2,529,488
Vessels upon obtaining control		376,133
Additions	11,628	12,354	11,122
Vessel acquisition	67,832	47,148
Impairment losses	(274,067)	(411,265)	(104,157)
Vessel disposals	(48,830)	(101,717)
Disposals		(156)	(15,488)
Write offs	(16,270)	(329)	(32)
Revaluation of vessels due to termination of capital lease obligation			(5,243)
Transfers from deposits for vessels, port terminals and other fixed assets		49,421	137,357
Transfers to other long-term assets		(26)
Navios Containers deconsolidation	(455,708)
Balance	1,809,195	2,524,610	2,553,047
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(626,155)	(743,822)	(708,387)
Vessels upon obtaining control		(882)
Additions	(83,589)	(93,789)	(97,114)
Vessel acquisition	(693)	(493)
Impairment losses	159,834	212,399	58,034
Disposals		137	3,613
Write offs	8,859	295	32
Navios Containers deconsolidation	9,063
Balance	(532,681)	(626,155)	(743,822)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,898,455	1,809,225	1,821,101
Vessels upon obtaining control		375,251
Additions	(71,961)	(81,435)	(85,992)
Vessel acquisition	67,139	46,655
Impairment losses	(114,233)	(198,866)	(46,123)
Vessel disposals	(48,830)	(101,717)
Disposals		(19)	(11,875)
Write offs	(7,411)	(34)
Revaluation of vessels due to termination of capital lease obligation			(5,243)
Transfers from deposits for vessels, port terminals and other fixed assets		49,421	137,357
Transfers to other long-term assets		(26)
Navios Containers deconsolidation	(446,645)
Balance	1,276,514	1,898,455	1,809,225
Vessels | Cost
Property Plant And Equipment [Line Items]
Balance	1,324,766	1,814,965	1,930,950
Additions	4,747	398
Vessel acquisition	14,735	22,385
Impairment losses	(274,067)	(411,265)	(104,157)
Vessel disposals	(48,830)
Disposals		(101,717)	(11,828)
Balance	1,021,351	1,324,766	1,814,965
Vessels | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(390,982)	(536,518)	(521,535)
Additions	(48,812)	(66,405)	(73,017)
Vessel acquisition	(44)	(458)
Impairment losses	159,834	212,399	58,034
Balance	(280,004)	(390,982)	(536,518)
Vessels | Net Book Value
Property Plant And Equipment [Line Items]
Balance	933,784	1,278,447	1,409,415
Additions	(44,065)	(66,007)	(73,017)
Vessel acquisition	14,691	21,927
Impairment losses	(114,233)	(198,866)	(46,123)
Vessel disposals	(48,830)
Disposals		(101,717)	(11,828)
Balance	741,347	933,784	1,278,447
Port Terminals (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	253,360	251,641	109,224
Additions	602	2,530	5,060
Disposals		(156)
Transfers from deposits for vessels, port terminals and other fixed assets			137,357
Transfers from oil storage plant and port facilities for liquid cargoes		(629)
Transfers to other long-term assets		(26)
Balance	253,962	253,360	251,641
Port Terminals (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(39,775)	(32,628)	(27,391)
Additions	(7,186)	(7,284)	(5,237)
Disposals		137
Balance	(46,961)	(39,775)	(32,628)
Port Terminals (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	213,585	219,013	81,833
Additions	(6,584)	(4,754)	(177)
Disposals		(19)
Transfers from deposits for vessels, port terminals and other fixed assets			137,357
Transfers from oil storage plant and port facilities for liquid cargoes		(629)
Transfers to other long-term assets		(26)
Balance	207,001	213,585	219,013
Tanker vessels, barges and pushboats (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	525,712	472,081	475,378
Additions	2,403	3,581	5,531
Disposals			(3,585)
Write offs	(2,064)
Revaluation of vessels due to termination of capital lease obligation			(5,243)
Transfers		629
Transfers from deposits for vessels, port terminals and other fixed assets		49,421
Balance	526,051	525,712	472,081
Tanker vessels, barges and pushboats (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(182,584)	(164,056)	(150,038)
Additions	(19,038)	(18,528)	(17,603)
Disposals			3,585
Write offs	866
Balance	(200,756)	(182,584)	(164,056)
Tanker vessels, barges and pushboats (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	343,128	308,025	325,340
Additions	(16,635)	(14,947)	(12,072)
Write offs	(1,198)
Revaluation of vessels due to termination of capital lease obligation			(5,243)
Transfers		629
Transfers from deposits for vessels, port terminals and other fixed assets		49,421
Balance	325,295	343,128	308,025
Containerships (Navios Containers) | Cost
Property Plant And Equipment [Line Items]
Balance	400,896	0
Vessels upon obtaining control		376,133
Additions	1,715
Vessel acquisition	53,097	24,763
Navios Containers deconsolidation	(455,708)
Balance	0	400,896	0
Containerships (Navios Containers) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(917)	0
Vessels upon obtaining control		(882)
Additions	(7,497)
Vessel acquisition	(649)	(35)
Navios Containers deconsolidation	9,063
Balance	0	(917)	0
Containerships (Navios Containers) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	399,979	0
Vessels upon obtaining control		375,251
Additions	(5,782)
Vessel acquisition	52,448	24,728
Navios Containers deconsolidation	(446,645)
Balance	0	399,979	0
Other fixed assets | Cost
Property Plant And Equipment [Line Items]
Balance	19,876	14,360	13,936
Additions	2,161	5,845	531
Disposals			(75)
Write offs	(14,206)	(329)	(32)
Balance	7,831	19,876	14,360
Other fixed assets | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(11,897)	(10,620)	(9,423)
Additions	(1,056)	(1,572)	(1,257)
Disposals			28
Write offs	7,993	295	32
Balance	(4,960)	(11,897)	(10,620)
Other fixed assets | Net Book Value
Property Plant And Equipment [Line Items]
Balance	7,979	3,740	4,513
Additions	1,105	4,273
Additions			(726)
Disposals			(47)
Write offs	(6,213)	(34)
Balance	$ 2,871	$ 7,979	$ 3,740